Commitments and contingencies - Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 688,424	¥ 676,248
within one year [member]
Commitments and Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	36,376	33,764
one year to five years [member]
Commitments and Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	155,254	145,016
Five years thereafter [member]
Commitments and Contingencies [Line Items]
Minimum lease payments payable under non-cancellable operating lease	¥ 496,794	¥ 497,468